UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   12

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $   11,141,593
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS LLC
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------
12    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- -------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
AMERICAN RAILCAR INDS INC    COM            02916P103   181,647 11,810,598 SH       DEFINED    10              11,810,598
AMYLIN PHARMACEUTICALS INC   COM            032346108   132,745 14,381,925 SH       DEFINED    12              14,381,925
CLOROX CO DEL                COM            189054109   159,712  2,407,839 SH       DEFINED    1                2,407,839
CLOROX CO DEL                COM            189054109   638,848  9,631,357 SH       DEFINED    12               9,631,357
COMMERCIAL METALS CO         COM            201723103    21,921  2,304,999 SH       DEFINED    1                2,304,999
COMMERCIAL METALS CO         COM            201723103    87,682  9,220,001 SH       DEFINED    12               9,220,001
DYNEGY INC DEL               COM            26817G300    14,867  3,608,441 SH       DEFINED    1                3,608,441
DYNEGY INC DEL               COM            26817G300    59,467 14,433,771 SH       DEFINED    12              14,433,771
EL PASO CORP                 COM            28336L109   230,679 13,196,766 SH       DEFINED    1               13,196,766
EL PASO CORP                 COM            28336L109   922,718 52,787,063 SH       DEFINED    12              52,787,063
ENZON PHARMACEUTICALS INC    COM            293904108     8,314  1,180,972 SH       DEFINED    1                1,180,972
ENZON PHARMACEUTICALS INC    COM            293904108    33,256  4,723,891 SH       DEFINED    12               4,723,891
FEDERAL MOGUL CORP           COM            313549404 1,120,718 75,980,915 SH       DEFINED    7               75,980,915
FOREST LABS INC              COM            345838106   160,620  5,216,616 SH       DEFINED    1                5,216,616
FOREST LABS INC              COM            345838106   642,479 20,866,472 SH       DEFINED    12              20,866,472
HAIN CELESTIAL GROUP INC     COM            405217100    43,568  1,426,112 SH       DEFINED    1                1,426,112
HAIN CELESTIAL GROUP INC     COM            405217100   174,271  5,704,451 SH       DEFINED    12               5,704,451
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   101,079  2,795,318 SH       DEFINED    9                2,795,318
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   100,949  2,791,740 SH       DEFINED    11               2,791,740
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101 1,072,271 29,653,499 SH       DEFINED    4               29,653,499
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   141,204  3,904,984 SH       DEFINED    5                3,904,984
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   555,687 15,367,440 SH       DEFINED    3               15,367,440
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   124,553  3,444,494 SH       DEFINED    2                3,444,494
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   434,315 12,010,910 SH       DEFINED    6               12,010,910
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   156,532  4,328,883 SH       DEFINED    8                4,328,883
ICAHN ENTERPRISES LP         DEPOSITRY UNIT 451100101   178,666  4,940,994 SH       DEFINED                     4,940,994
MENTOR GRAPHICS CORP         COM            587200106    31,015  3,224,057 SH       DEFINED    1                3,224,057
MENTOR GRAPHICS CORP         COM            587200106   124,062 12,896,232 SH       DEFINED    12              12,896,232
MOTOROLA MOBILITY HLDGS INC  COM            620097105   253,169  6,701,141 SH       DEFINED    1                6,701,141
MOTOROLA MOBILITY HLDGS INC  COM            620097105 1,012,676 26,804,565 SH       DEFINED    12              26,804,565
MOTOROLA SOLUTIONS INC       COM NEW        620076307   320,889  7,658,446 SH       DEFINED    1                7,658,446
MOTOROLA SOLUTIONS INC       COM NEW        620076307 1,283,556 30,633,789 SH       DEFINED    12              30,633,789
MOTRICITY INC                COM            620107102     1,690  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM            620107102     9,772  5,782,039 SH       DEFINED                     5,782,039
NAVISTAR INTL CORP NEW       COM            63934E108    11,343    353,129 SH       DEFINED    1                  353,129
NAVISTAR INTL CORP NEW       COM            63934E108    45,370  1,412,518 SH       DEFINED    12               1,412,518
OSHKOSH CORP                 COM            688239201    27,278  1,733,054 SH       DEFINED    1                1,733,054
OSHKOSH CORP                 COM            688239201   109,113  6,932,206 SH       DEFINED    12               6,932,206
TAKE-TWO INTERACTIVE SOFTWAR COM            874054109    18,585  1,461,124 SH       DEFINED    1                1,461,124
TAKE-TWO INTERACTIVE SOFTWAR COM            874054109    74,342  5,844,502 SH       DEFINED    12               5,844,502
VECTOR GROUP LTD             COM            92240M108   198,245 11,539,277 SH       DEFINED    1               11,539,277
VECTOR GROUP LTD             COM            92240M108    40,319  2,346,838 SH       DEFINED    9                2,346,838
VECTOR GROUP LTD             COM            92240M108    15,698    913,737 SH       DEFINED                       913,737
WEBMD HEALTH CORP            COM            94770V102    13,141    435,840 SH       DEFINED    1                  435,840
WEBMD HEALTH CORP            COM            94770V102    52,562  1,743,361 SH       DEFINED    12               1,743,361


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